STRADLEY RONON STEVENS & YOUNG, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
 (215) 564-8000

March 5, 2009

FILED VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Filing Desk

Re:	Delaware Group Adviser Funds (the “Trust”) File Nos. 033-67490 and 811-07972 Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 28 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on February 27, 2009.

     Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Sincerely,

/s/ Jonathan M. Kopcsik Jonathan M. Kopcsik

cc:	David F. Connor Bruce G. Leto